Stock Options and Nonvested Shares (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Number outstanding	13,677,960	16,180,260	17,332,760	21,326,160
Options outstanding, Weighted average remaining contractual life	4 years 10 months 25 days
Options outstanding, Weighted average exercise price	$ 0.46	$ 0.53	$ 0.55	$ 0.57
Options outstanding, Aggregate intrinsic value as of December 31,2017	$ 3,208,949
Option exercisable, Number exercisable	13,677,960	16,180,260	14,513,528
Option exercisable, Weighted average exercise price	$ 0.46	$ 0.53	$ 0.61
Option exercisable, Aggregate intrinsic value as of December 31, 2017	$ 3,208,949
2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Number outstanding	3,755,000	1,105,000	1,235,000	1,860,000
Options outstanding, Weighted average remaining contractual life	7 years 1 month 25 days
Options outstanding, Weighted average exercise price	$ 0.49	$ 0.87	$ 0.88	$ 0.89
Options outstanding, Aggregate intrinsic value as of December 31,2017	$ 548,960
Option exercisable, Number exercisable	1,045,800	805,400	480,200
Option exercisable, Weighted average exercise price	$ 0.88	$ 0.88	$ 0.89
Option exercisable, Aggregate intrinsic value as of December 31, 2017
$1.26 [Member] | 2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 1.26
Options outstanding, Number outstanding	413,360
Option exercisable, Number exercisable	413,360
$1.43 [Member] | 2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 1.43
Options outstanding, Number outstanding	2,044,500
Option exercisable, Number exercisable	2,044,500
$0.25 [Member] | 2004 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.25
Options outstanding, Number outstanding	11,220,100
Option exercisable, Number exercisable	11,220,100
$0.878 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.878
Options outstanding, Number outstanding	885,000
Option exercisable, Number exercisable	885,000
$0.920 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.9200
Options outstanding, Number outstanding	60,000
Option exercisable, Number exercisable	60,000
$1.032 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 1.032
Options outstanding, Number outstanding
Option exercisable, Number exercisable
$1.038 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 1.038
Options outstanding, Number outstanding
Option exercisable, Number exercisable
$0.870 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.870
Options outstanding, Number outstanding	120,000
Option exercisable, Number exercisable	100,800
$0.302 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.302
Options outstanding, Number outstanding	940,000
Option exercisable, Number exercisable
$0.348 [Member] | 2014 Stock incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Options outstanding, Stock option with exercise price of:	$ 0.348
Options outstanding, Number outstanding	1,750,000
Option exercisable, Number exercisable